Intangible assets ,net summarizes the results of the sensitivity analysis assuming that each key assumption - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, net
Nominal discount rate used	9.16%	8.72%
Compound annual growth rate assumed	3.00%	4.56%
Effect on results from minus 1 on discount rate	$ 3,432
Effect on results from plus 1 on discount rate	(2,991)
Effect on results from minus 1 on compound annual growth rate	(5,196)
Effect on results from plus 1 on compound annual growth rate	$ 5,769